Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Activity in allowance for doubtful accounts
Balance at the beginning of the year	$ 126	$ 118	$ 118	$ 114	$ 80
Charged to Expense	42	15	62	60	60
Write-offs	(5)		(54)	(56)	(26)
Balance at the end of the year	163		126	118	114
Capitalized software and accumulated amortization
Internally developed software	20,937		19,863	15,189
Accumulated amortization	(15,363)		(14,770)	(12,575)
Capitalized software, net	5,574		5,093	2,614
Amortization of capitalized internal-use software costs	593	605	2,195	3,067	2,727
Property and equipment
Property and equipment, gross	26,842		24,874	16,841
Accumulated depreciation	(12,804)		(11,749)	(8,255)
Property and equipment, net	14,038		13,125	8,586
Depreciation expense	1,148	786	4,061	2,504	1,897
Components of accrued expenses
Accrued payroll and personnel costs	8,756		8,781	5,549
Current portion of deferred rent	624		577	230
Other	1,397		1,380	756
Total Accrued Expenses	10,777		10,744	6,794
Office equipment
Property and equipment
Property and equipment, gross	1,631		1,449	1,350
Computer equipment
Property and equipment
Property and equipment, gross	9,310		7,726	4,665
Furniture and fixtures
Property and equipment
Property and equipment, gross	2,357		2,317	1,433
Software
Property and equipment
Property and equipment, gross	4,978		4,963	3,791
Leasehold improvements
Property and equipment
Property and equipment, gross	6,106		6,059	3,917
Time clocks rented by clients
Property and equipment
Property and equipment, gross	$ 2,460		$ 2,360	$ 1,649